General Information / Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Buildings and Constructions [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings and Constructions [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	45 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years